                                                                   American Life


                             SEPARATE ACCOUNT NO. 3

                                 ANNUAL REPORT

                                       &

                               ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

           FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

              FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS

                               DECEMBER 31, 1997

   This report is not to be construed as an offering for sale of any Variable
                             Policy. No offering is
  made except in conjunction with a prospectus which must precede or accompany this report.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                            SEPARATE ACCOUNT NO. 3
                                 ANNUAL REPORT
                               DECEMBER 31, 1997

Dear Policyowner:

  We are pleased to send you the 1997 Annual Report of American Life's Separate Account No. 3. This Account, which commenced operations in late 1994, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund (formerly TCI Growth) of American Century Variable Portfolios, Inc. ("American Century"); the Balanced Portfolio of Acacia Capital Corporation's Calvert Responsibly Invested Balanced Portfolios ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

  THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

  THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Composite Index. The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

  THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the Standard & Poor's 500 Composite Index ("S&P 500") by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation.)

  THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

  THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

  THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

  THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

                                       I

  THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

  THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

  THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks to maximize long-term capital growth by investing primarily in common stocks of medium-to-large sized U.S. companies. The Portfolio seeks to keep the value of its shares more stable than other capital growth mutual funds. While current income is not a stated objective of the Portfolio, many of the Portfolio's securities may provide regular dividends, which are also expected to grow over time.

  THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

  VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. (Prior to May 1, 1997, this Fund was known as TCI Growth Fund).

  THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment. (As of January 1, 1998, the name was changed to Calvert Social Balanced Portfolio).

  THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities while also considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

  THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

  THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the year ended December 31, 1997, the following total returns were experienced in these sixteen Separate Account funds:

     Investment Company Money Market Fund(1)............................. + 3.1%
     Investment Company All America Fund................................. +24.0%
     Investment Company Equity Index Fund................................ +30.1%
     Investment Company Bond Fund........................................ + 8.0%
     Investment Company Short-Term Bond Fund............................. + 3.7%
     Investment Company Mid-Term Bond Fund............................... + 5.0%
     Investment Company Composite Fund................................... +15.1%
     Investment Company Aggressive Equity Fund........................... +18.5%
     Scudder Bond Fund................................................... + 6.7%
     Scudder Capital Growth Fund......................................... +32.7%
     Scudder International Fund.......................................... + 6.6%
     American Century VP Capital Appreciation Fund....................... - 5.2%
     Calvert Responsibly Invested Balanced Fund.......................... +17.4%
     Fidelity VIP Equity-Income Fund..................................... +25.4%
     Fidelity VIP II Contrafund.......................................... +21.5%
     Fidelity VIP II Asset Manager Fund.................................. +18.1%

    -------
    (1) The current seven-day net annualized yield as of 2/17/98 was 3.43% and is not necessarily indicative of future actual yields.

                                      II

  Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all policyowners) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

  This report includes financial statements for each fund of Separate Account No. 3. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt

                                      Manfred Altstadt
                                      Senior Executive Vice President and
                                       Chief Financial Officer,
                                      The American Life Insurance Company of
                                       New York

                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
ANNUAL REPORT OF AMERICAN LIFE SEPARATE ACCOUNT NO. 3....................   I
 Statement of Assets and Liabilities.....................................   V
 Statement of Operations................................................. VII
 Statements of Changes in Net Assets.....................................  IX
 Notes to Financial Statements........................................... XII
 Report of Independent Public Accountants................................ XVI
ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION................   1
 President's Message.....................................................   1
 Portfolio Management Discussions........................................   2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................   9
   All America Fund......................................................  10
   Equity Index Fund.....................................................  19
   Bond Fund.............................................................  25
   Short-Term Bond Fund..................................................  28
   Mid-Term Bond Fund....................................................  30
   Composite Fund........................................................  32
   Aggressive Equity Fund................................................  36
 Statement of Assets and Liabilities.....................................  39
 Statement of Operations.................................................  40
 Statements of Changes in Net Assets.....................................  41
 Financial Highlights....................................................  43
 Notes to Financial Statements...........................................  49
 Report of Independent Public Accountants................................  54
ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND
ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.
ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF
 ACACIA CAPITAL CORPORATION
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND
 II: CONTRAFUND PORTFOLIO
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND
 II: ASSET MANAGER PORTFOLIO

                                       IV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                             INVESTMENT COMPANY
                              ------------------------------------------------
                              MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                  FUND        FUND         FUND        FUND
                              ------------ ----------- ------------ ----------
Assets:
Investments in Mutual of
 America Investment Corpora-
 tion at market value
 (Cost:
 Money Market Fund--$3,571
 All America Fund--$530,105
 Equity Index Fund--$143,348
 Bond Fund--$22,010)
 (Notes 1 and 2).............    $3,427     $550,696     $161,635    $ 21,806
Due From (To) General Ac-
 count.......................        (1)      (1,641)        (143)       (218)
                                 ------     --------     --------    --------
Net Assets...................    $3,426     $549,055     $161,492    $ 21,588
                                 ======     ========     ========    ========
Unit Value at December 31,
 1997 (Note 5)...............    $ 1.95     $   6.76     $   2.26    $   3.00
                                 ======     ========     ========    ========
Number of Units Outstanding
 at December 31, 1997 (Note
 5)..........................     1,755       81,264       71,579       7,204
                                 ======     ========     ========    ========
                                             INVESTMENT COMPANY
                              ------------------------------------------------
                                                                    AGGRESSIVE
                               SHORT-TERM   MID-TERM    COMPOSITE     EQUITY
                               BOND FUND    BOND FUND      FUND        FUND
                              ------------ ----------- ------------ ----------
Assets:
Investments in Mutual of
 America Investment Corpora-
 tion at market value
 (Cost:
 Short-Term Bond Fund --
   $1,874
 Mid-Term Bond Fund -- $1,889
 Composite Fund -- $398,294
 Aggressive Equity Fund --
   $228,361)
 (Notes 1 and 2).............    $1,825     $  1,813     $349,263    $221,740
Due From (To) General Ac-
 count.......................        (1)         (82)      (3,017)        409
                                 ------     --------     --------    --------
Net Assets...................    $1,824     $  1,731     $346,246    $222,149
                                 ======     ========     ========    ========
Unit Value at December 31,
 1997 (Note 5)...............    $ 1.19     $   1.26     $   4.36    $   2.15
                                 ======     ========     ========    ========
Number of Units Outstanding
 at December 31, 1997 (Note
 5)..........................     1,530        1,374       79,417     103,218
                                 ======     ========     ========    ========


   The accompanying notes are an integral part of these financial statements.

                                       V

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                                            AMERICAN
                                                     SCUDDER                CENTURY      CALVERT
                                          ------------------------------- ------------ -----------
                                                  CAPITAL                  VP CAPITAL  RESPONSIBLY
                                           BOND    GROWTH   INTERNATIONAL APPRECIATION  INVESTED
                                           FUND     FUND        FUND          FUND        FUND
                                          ------  --------  ------------- ------------ -----------
ASSETS:
Investments in Scudder Portfolios,
 American Century VP Capital
 Appreciation Fund and Calvert
 Responsibly Invested Portfolio at
 market value
 (Cost:
 Scudder Bond Fund--           $  6,570
 Scudder Capital Growth Fund-- $403,695
 Scudder International Fund--  $139,175
 American Century VP Capital
  Appreciation Fund--          $ 90,326
 Calvert Responsibly Invested Fund--
                               $ 30,979)
 (Notes 1 and 2).......................   $4,245  $416,017    $106,552      $80,732      $25,882
Due From (To) General Account..........      (42)   (1,917)        154         (356)         (38)
                                          ------  --------    --------      -------      -------
Net Assets.............................   $4,203  $414,100    $106,706      $80,376      $25,844
                                          ======  ========    ========      =======      =======
Unit Value at December 31, 1997 (Note
 5)....................................   $12.37  $  29.64    $  14.46      $ 11.04      $  2.65
                                          ======  ========    ========      =======      =======
Number of Units Outstanding at December
 31, 1997 (Note 5).....................      340    13,970       7,377        7,282        9,760
                                          ======  ========    ========      =======      =======

                                                        FIDELITY
                                          -------------------------------------
                                               VIP       VIP II      VIP II
                                          EQUITY-INCOME  CONTRA   ASSET MANAGER
                                              FUND        FUND        FUND
                                          ------------- --------  -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund--
                         $169,423
 VIP II Contra Fund--    $232,384
 VIP II Asset Manager Fund--
                         $105,872)
 (Notes 1 and 2)........................    $155,618    $235,494    $100,469
Due From (To) General Account...........      (1,955)       (174)       (228)
                                            --------    --------    --------
Net Assets..............................    $153,663    $235,320    $100,241
                                            ========    ========    ========
Unit Value at December 31, 1997 (Note
 5).....................................    $  27.77    $  20.36    $  21.14
                                            ========    ========    ========
Number of Units Outstanding at December
 31, 1997 (Note 5)......................       5,533      11,560       4,742
                                            ========    ========    ========


   The accompanying notes are an integral part of these financial statements.

                                       VI

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                            INVESTMENT COMPANY
                          -------------------------------------------------------
                          MONEY MARKET ALL AMERICA EQUITY INDEX       BOND
                              FUND        FUND         FUND           FUND
                          ------------ ----------- ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............      $213       $67,427     $ 3,403         $ 1,398
                              ----       -------     -------         -------
 Total income...........       213        67,427       3,403           1,398
                              ----       -------     -------         -------
Expenses (Note 3):
 Fees and Administrative
  Expenses..............        26         4,945       1,419             235
Total Expenses..........        26         4,945       1,419             235
                              ----       -------     -------         -------
Net Investment Income
 (Loss).................       187        62,482       1,984           1,163
                              ----       -------     -------         -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on investments.        (1)        8,270       3,540              53
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      (101)       10,051      22,798             527
                              ----       -------     -------         -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      (102)       18,321      26,338             580
                              ----       -------     -------         -------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........      $ 85       $80,803     $28,322         $ 1,743
                              ====       =======     =======         =======
                                            INVESTMENT COMPANY
                          -------------------------------------------------------
                           SHORT-TERM   MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND      FUND           FUND
                          ------------ ----------- ------------ -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............      $114       $   110     $77,287         $21,953
                              ----       -------     -------         -------
 Total income...........       114           110      77,287          21,953
                              ----       -------     -------         -------
Expenses (Note 3):
 Fees and Administrative
  Expenses..............        21            18       3,096           1,879
Total Expenses..........        21            18       3,096           1,879
                              ----       -------     -------         -------
Net Investment Income
 (Loss).................        93            92      74,191          20,074
                              ----       -------     -------         -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain on
  investments...........        15           (65)      2,976             968
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       (12)           59     (38,603)          1,024
                              ----       -------     -------         -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........         3            (6)    (35,627)          1,992
                              ----       -------     -------         -------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations .......      $ 96       $    86     $38,564         $22,066
                              ====       =======     =======         =======

   The accompanying notes are an integral part of these financial statements.

                                      VII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                    SCUDDER             AMERICAN CENTURY   CALVERT
                          ----------------------------- ---------------- -----------
                                  CAPITAL                  VP CAPITAL    RESPONSIBLY
                           BOND   GROWTH  INTERNATIONAL   APPRECIATION    INVESTED
                           FUND    FUND       FUND            FUND          FUND
                          ------  ------- ------------- ---------------- -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $  235  $12,671    $ 1,533        $ 1,480        $1,800
                          ------  -------    -------        -------        ------
 Total income...........     235   12,671      1,533          1,480         1,800
                          ------  -------    -------        -------        ------
Expenses (Note 3):
 Fees and Administrative
  Expenses..............      45    3,276      1,100            790           209
                          ------  -------    -------        -------        ------
Total Expenses..........      45    3,276      1,100            790           209
                          ------  -------    -------        -------        ------
Net Investment Income
 (Loss).................     190    9,395        433            690         1,591
                          ------  -------    -------        -------        ------
Net Realized and
 Unrealized Gain (Loss)
 On Investments (Note
 1):
 Net realized gain
  (loss) on investments.   1,921   23,338     18,444         (1,449)        3,885
 Net unrealized
  appreciation
  (depreciation) of
  investments...........  (1,821)  27,860    (14,970)        (2,436)       (2,620)
                          ------  -------    -------        -------        ------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     100   51,198      3,474         (3,885)        1,265
                          ------  -------    -------        -------        ------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations .......  $  290  $60,593    $ 3,907        $(3,195)       $2,856
                          ======  =======    =======        =======        ======

                                                               FIDELITY
                                                        -----------------------
                                                          VIP   VIP II  VIP II
                                                        EQUITY-          ASSET
                                                        INCOME  CONTRA  MANAGER
                                                         FUND    FUND    FUND
                                                        ------- ------- -------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends............................................  $ 6,675 $ 3,702 $ 6,181
                                                        ------- ------- -------
 Total income.........................................    6,675   3,702   6,181
                                                        ------- ------- -------
Expenses (Note 3):
 Fees and Administrative Expenses.....................    1,230   2,050     814
                                                        ------- ------- -------
Total Expenses........................................    1,230   2,050     814
                                                        ------- ------- -------
Net Investment Income (Loss)..........................    5,445   1,652   5,367
                                                        ------- ------- -------
Net Realized and Unrealized Gain (Loss) on Investments
 (Note 1):
 Net realized gain (loss) on investments..............   12,348   5,525   6,538
 Net unrealized appreciation (depreciation) of invest-
  ments...............................................    5,615  27,301    (176)
                                                        ------- ------- -------
Net Realized and Unrealized Gain (Loss) on Invest-
 ments................................................   17,963  32,826   6,362
                                                        ------- ------- -------
Net Increase (Decrease) in Net Assets Resulting From
 Operations...........................................  $23,408 $34,478 $11,729
                                                        ======= ======= =======

   The accompanying notes are an integral part of these financial statements.


                                      VIII

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                          INVESTMENT COMPANY
                          -------------------------------------------------------
                           MONEY MARKET                           EQUITY INDEX
                               FUND         ALL AMERICA FUND          FUND
                          ----------------  ------------------  -----------------
                           1997     1996      1997      1996      1997     1996
                          -------  -------  --------  --------  --------  -------
Increase (Decrease) in Net As-
 sets:
From Operations:
 Net investment income
  (loss)................  $   187  $    42  $ 62,482  $ 10,078  $  1,984  $ 1,429
 Net realized gain
  (loss) on investments.       (1)       8     8,270     3,857     3,540    4,782
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (101)     (40)   10,051     9,747    22,798   (4,621)
                          -------  -------  --------  --------  --------  -------
Net Increase (Decrease)
 in net assets resulting
 from operations........       85       10    80,803    23,682    28,322    1,590
                          -------  -------  --------  --------  --------  -------
From Unit Transactions:
 Contributions..........    5,245    1,812   192,506   141,486   113,705   25,410
 Withdrawals............     (116)     --    (16,643)   (1,292)   (8,950)     (79)
 Net Transfers..........   (2,616)  (1,039)   77,078     7,080   (17,582)  12,758
                          -------  -------  --------  --------  --------  -------
Net Increase (Decrease)
 from unit transactions.    2,513      773   252,941   147,274    87,173   38,089
                          -------  -------  --------  --------  --------  -------
Net Increase (Decrease)
 in Net Assets..........    2,598      783   333,744   170,956   115,495   39,679
Net Assets:
Beginning of Year.......      828       45   215,311    44,355    45,997    6,318
                          -------  -------  --------  --------  --------  -------
End of Year.............  $ 3,426  $   828  $549,055  $215,311  $161,492  $45,997
                          =======  =======  ========  ========  ========  =======

                                        INVESTMENT COMPANY
                          ---------------------------------------------------
                                              SHORT-TERM        MID-TERM
                             BOND FUND         BOND FUND        BOND FUND
                          -----------------  --------------  ----------------
                            1997     1996     1997    1996    1997     1996
                          --------  -------  ------  ------  -------  -------
Increase (Decrease) in Net As-
 sets:
From Operations:
 Net investment income
  (loss)................  $  1,163  $   815  $   93  $   36  $    92  $   146
 Net realized gain
  (loss) on investments.        53      160      15       6      (65)      11
 Net unrealized
  appreciation
  (depreciation) of
  investments...........       527     (688)    (12)    (20)      59     (133)
                          --------  -------  ------  ------  -------  -------
Net Increase (Decrease)
 in net assets resulting
 from operations........     1,743      287      96      22       86       24
                          --------  -------  ------  ------  -------  -------
From Unit Transactions:
 Contributions..........    25,566   16,685   1,200     836    3,609    1,878
 Withdrawals............    (1,237)     (36)   (234)    --       --       --
 Net Transfers..........   (13,385)  (9,398)   (272)   (156)  (2,510)  (1,388)
                          --------  -------  ------  ------  -------  -------
Net Increase (Decrease)
 from unit transactions.    10,944    7,251     694     680    1,099      490
                          --------  -------  ------  ------  -------  -------
Net Increase (Decrease)
 in Net Assets..........    12,687    7,538     790     702    1,185      514
Net Assets
Beginning of Year.......     8,901    1,363   1,034     332      546       32
                          --------  -------  ------  ------  -------  -------
End of Year.............  $ 21,588  $ 8,901  $1,824  $1,034  $ 1,731  $   546
                          ========  =======  ======  ======  =======  =======

   The accompanying notes are an integral part of these financial statements.

                                       IX

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                 INVESTMENT COMPANY
                                         -------------------------------------
                                                                AGGRESSIVE
                                          COMPOSITE FUND       EQUITY FUND
                                         ------------------  -----------------
                                           1997      1996      1997     1996
                                         --------  --------  --------  -------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)........... $ 74,191  $ 18,378  $ 20,074  $10,358
 Net realized gain (loss) on invest-
  ments.................................    2,976     1,028       968    4,488
 Net unrealized appreciation (deprecia-
  tion) of investments..................  (38,603)  (10,231)    1,024   (7,427)
                                         --------  --------  --------  -------
Net Increase (Decrease) in net assets
 resulting from operations..............   38,564     9,175    22,066    7,419
                                         --------  --------  --------  -------
From Unit Transactions:
 Contributions..........................  111,675   102,419   145,655   51,635
 Withdrawals............................   (4,754)     (815)   (5,821)    (402)
 Net Transfers..........................   99,278   (18,407)  (24,231)   8,080
                                         --------  --------  --------  -------
Net Increase (Decrease) from unit
 transactions...........................  206,199    83,197   115,603   59,313
                                         --------  --------  --------  -------
Net Increase (Decrease) in Net Assets...  244,763    92,372   137,669   66,732
Net Assets:
Beginning of Year.......................  101,483     9,111    84,480   17,748
                                         --------  --------  --------  -------
End of Year............................. $346,246  $101,483  $222,149  $84,480
                                         ========  ========  ========  =======

                                                  SCUDDER
                          ------------------------------------------------------------
                             BOND FUND      CAPITAL GROWTH FUND   INTERNATIONAL FUND
                          ----------------  --------------------  --------------------
                           1997     1996      1997       1996       1997       1996
                          -------  -------  ---------  ---------  ---------  ---------
Increase (Decrease) in Net As-
 sets:
From Operations:
 Net investment income..  $   190  $    55  $   9,395  $   3,008  $     433  $    (284)
 Net realized gain
  (loss) on investments.    1,921      521     23,338     26,960     18,444     20,574
 Net unrealized
  appreciation
  (depreciation) on
  investments...........   (1,821)    (506)    27,860    (18,445)   (14,970)   (17,740)
                          -------  -------  ---------  ---------  ---------  ---------
Net Increase (Decrease)
 in net assets resulting
 from operations........      290       70     60,593     11,523      3,907      2,550
                          -------  -------  ---------  ---------  ---------  ---------
From Unit Transactions:
 Contributions..........    7,137    3,469    118,952     81,156     35,724     55,906
 Withdrawals............      (80)     (55)   (13,128)      (691)    (7,350)       (65)
 Net Transfers..........   (4,523)  (2,503)   135,647    (17,444)     4,683      2,880
                          -------  -------  ---------  ---------  ---------  ---------
Net Increase (Decrease)
 from unit transactions.    2,534      911    241,471     63,021     33,057     58,721
                          -------  -------  ---------  ---------  ---------  ---------
Net Increase (Decrease)
 in Net Assets..........    2,824      981    302,064     74,544     36,964     61,271
Net Assets:
Beginning of Year.......    1,379      398    112,036     37,492     69,742      8,471
                          -------  -------  ---------  ---------  ---------  ---------
End of Year.............  $ 4,203  $ 1,379  $ 414,100  $ 112,036  $ 106,706  $  69,742
                          =======  =======  =========  =========  =========  =========

   The accompanying notes are an integral part of these financial statements.

                                       X

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                           AMERICAN CENTURY        CALVERT
                                           ------------------  ----------------
                                              VP CAPITAL         RESPONSIBLY
                                           APPRECIATION FUND    INVESTED FUND
                                           ------------------  ----------------
                                             1997      1996     1997     1996
                                           --------  --------  -------  -------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income...................  $    690  $  5,195  $ 1,591  $   518
 Net realized gain (loss) on investments.    (1,449)     (819)   3,885    2,111
 Net unrealized appreciation (deprecia-
  tion) of investments...................    (2,436)   (7,075)  (2,620)  (2,455)
                                           --------  --------  -------  -------
Net Increase (Decrease) in net assets re-
 sulting from operations.................    (3,195)   (2,699)   2,856      174
                                           --------  --------  -------  -------
From Unit Transactions:
 Contributions...........................    28,353    22,862   27,549    7,215
 Withdrawals.............................    (1,802)   (3,014)  (1,511)     (11)
 Net Transfers...........................   (11,249)   (2,578)  (8,329)  (2,331)
                                           --------  --------  -------  -------
Net Increase (Decrease) from unit trans-
 actions.................................    15,302    17,270   17,709    4,873
                                           --------  --------  -------  -------
Net Increase (Decrease) in Net Assets....    12,107    14,571   20,565    5,047
Net Assets:
Beginning of Year........................    68,269    53,698    5,279      232
                                           --------  --------  -------  -------
End of Year..............................  $ 80,376  $ 68,269  $25,844  $ 5,279
                                           ========  ========  =======  =======

                                               FIDELITY
                         ---------------------------------------------------------
                                VIP               VIP II              VIP II
                           EQUITY-INCOME          CONTRA          ASSET MANAGER
                               FUND                FUND                FUND
                         ------------------  ------------------  -----------------
                           1997      1996      1997      1996      1997     1996
                         --------  --------  --------  --------  --------  -------
Increase (Decrease) in Net As-
 sets:
From Operations:
 Net investment income
  (loss)...............  $  5,445  $     41  $  1,652  $   (753) $  5,367  $   896
 Net realized gain
  (loss) on
  investments..........    12,348    21,966     5,525    37,528     6,538    7,735
 Net unrealized
  appreciation
  (depreciation) of
  investments..........     5,615   (19,580)   27,301   (24,248)     (176)  (5,635)
                         --------  --------  --------  --------  --------  -------
Net Increase (Decrease)
 in net assets
 resulting from
 operations............    23,408     2,427    34,478    12,527    11,729    2,996
                         --------  --------  --------  --------  --------  -------
From Unit Transactions:
 Contributions.........   115,463    55,772    90,026    53,192    54,797   34,846
 Withdrawals...........    (6,744)   (1,482)   (4,539)     (490)   (1,606)     (56)
 Net Transfers.........   (30,953)  (12,956)    4,679    34,973   (11,456)  (9,449)
                         --------  --------  --------  --------  --------  -------
Net Increase (Decrease)
 from unit
 transactions..........    77,766    41,334    90,166    87,675    41,735   25,341
                         --------  --------  --------  --------  --------  -------
Net Increase (Decrease)
 in Net Assets.........   101,174    43,761   124,644   100,202    53,464   28,337
Net Assets:
Beginning of Year......    52,489     8,728   110,676    10,474    46,777   18,440
                         --------  --------  --------  --------  --------  -------
End of Year............  $153,663  $ 52,489  $235,320  $110,676  $100,241  $46,777
                         ========  ========  ========  ========  ========  =======

   The accompanying notes are an integral part of these financial statements.

                                       XI

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 3 of The American Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund (formerly the TCI Growth Fund), and Calvert Responsibly Invested Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert").

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively, "Fidelity").

  Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 3 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

  The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 1997 are as follows:

                                                             NUMBER OF NET ASSET
                                                              SHARES     VALUE
                                                             --------- ---------
     Investment Company Funds:
      Money Market Fund.....................................    2,912   $ 1.18
      All America Fund......................................  203,162     2.71
      Equity Index Fund.....................................   77,782     2.08
      Bond Fund.............................................   15,278     1.43
      Short-Term Bond Fund..................................    1,788     1.02
      Mid-Term Bond Fund....................................    2,008     0.90
      Composite Fund........................................  215,345     1.62
      Aggressive Equity Fund................................  137,965     1.61
     Scudder Portfolios:
      Bond Portfolio........................................      618     6.87
      Capital Growth Portfolio--Class "A"...................   20,166    20.63
      International Portfolio--Class "A"....................    7,551    14.11
     American Century VP Capital Appreciation Fund..........    8,340     9.68
     Calvert Responsibly Invested Balanced Portfolio........   13,059     1.98

                                      XII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                             NUMBER OF NET ASSET
                                                              SHARES     VALUE
                                                             --------- ---------
     Fidelity Portfolios:
      Equity-Income--"Initial" Class........................   6,409    $24.28
      Contrafund--"Initial" Class...........................  11,810     19.94
      Asset Manager--"Initial" Class........................   5,578     18.01

3. EXPENSES

  Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is .20% and, effective in 1997, each Fidelity fund, for which the rate is .30%) from the value of the net assets of each fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

  Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily at an annual rate of .70% from the value of the net assets of each fund. An expense risk charge, deducted daily at an annual rate of .15% from the value of the net assets of each fund, compensates the Company for the risk that administrative expenses incurred are greater than estimated.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1997, a dividend distribution by the Investment Company was made to shareholders of record as of December 30, 1997. Prior thereto, a dividend was declared and distributed on September 15, 1997. The combined amount of these dividends was as follows:

     Money Market Fund.................................................. $   213
     All America Fund...................................................  67,427
     Equity Index Fund..................................................   3,403
     Bond Fund..........................................................   1,398
     Short-Term Bond Fund...............................................     114
     Mid-Term Bond Fund.................................................     110
     Composite Fund.....................................................  77,287
     Aggressive Equity Fund.............................................  21,953

  On January 29, 1997, February 26, 1997, April 28, 1997, July 29, 1997 and
October 29, 1997, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $235.

  On January 29, 1997, February 26, 1997, April 28, 1997, July 29, 1997 and
October 29, 1997, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $12,671.

  On February 26, 1997, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $1,533.

  On March 29, 1997, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $1,480.

  On December 31, 1997, a dividend was paid by the Calvert Responsibly Invested Portfolio. The amount of the dividend was $1,800.

  On February 7, 1997, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $6,675.


                                     XIII

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  On February 7, 1997, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $3,702.

  On February 7, 1997, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $6,181.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding for the year ended December 31, 1997 and for each of the previous years ended December 31:

                                             INVESTMENT COMPANY
                          --------------------------------------------------------
                             MONEY MARKET FUND            ALL AMERICA FUND
                          ----------------------- --------------------------------
                           1997    1996   1995(A)   1997    1996    1995   1994(B)
                          ------- ------- ------- -------- ------- ------- -------
Unit value, beginning of
 year/period............  $  1.87 $  1.80 $ 1.77  $   5.39 $  4.52 $  3.36  $3.32
                          ======= ======= ======  ======== ======= =======  =====
Unit value, end of
 year/period............  $  1.95 $  1.87 $ 1.80  $   6.76 $  5.39 $  4.52  $3.36
                          ======= ======= ======  ======== ======= =======  =====
Units outstanding, end
 of year/period.........    1,755     442     25    81,264  39,912   9,813    107
                          ======= ======= ======  ======== ======= =======  =====

                                               INVESTMENT COMPANY
                                  ---------------------------------------------
                                     EQUITY INDEX FUND          BOND FUND
                                  ----------------------- ---------------------
                                   1997    1996   1995(C)  1997   1996  1995(D)
                                  ------- ------- ------- ------ ------ -------
Unit value, beginning of
 year/period..................... $  1.72 $  1.42 $ 1.25  $ 2.75 $ 2.69  $2.36
                                  ======= ======= ======  ====== ======  =====
Unit value, end of year/period... $  2.26 $  1.72 $ 1.42  $ 3.00 $ 2.75  $2.69
                                  ======= ======= ======  ====== ======  =====
Units outstanding, end of
 year/period.....................  71,579  26,794  4,449   7,204  3,239    507
                                  ======= ======= ======  ====== ======  =====
                                               INVESTMENT COMPANY
                                  ---------------------------------------------
                                   SHORT-TERM BOND FUND    MID-TERM BOND FUND
                                  ----------------------- ---------------------
                                   1997    1996   1995(A)  1997   1996  1995(A)
                                  ------- ------- ------- ------ ------ -------
Unit value, beginning of
 year/period..................... $  1.14 $  1.10 $ 1.08  $ 1.19 $ 1.16  $1.11
                                  ======= ======= ======  ====== ======  =====
Unit value, end of year/period... $  1.19 $  1.14 $ 1.10  $ 1.26 $ 1.19  $1.16
                                  ======= ======= ======  ====== ======  =====
Units outstanding, end of
 year/period.....................   1,530     908    302   1,374    460     28
                                  ======= ======= ======  ====== ======  =====

                                             INVESTMENT COMPANY
                          --------------------------------------------------------
                              COMPOSITE FUND           AGGRESSIVE EQUITY FUND
                          ----------------------- --------------------------------
                           1997    1996   1995(C)   1997    1996    1995   1994(B)
                          ------- ------- ------- -------- ------- ------- -------
Unit value, beginning of
 year/period............  $  3.75 $  3.39 $ 3.14  $   1.80 $  1.43 $  1.05  $1.03
                          ======= ======= ======  ======== ======= =======  =====
Unit value, end of
 year/period............  $  4.36 $  3.75 $ 3.39  $   2.15 $  1.80 $  1.43  $1.05
                          ======= ======= ======  ======== ======= =======  =====
Units outstanding, end
 of year/period.........   79,417  27,055  2,688   103,218  46,985  12,411    174
                          ======= ======= ======  ======== ======= =======  =====

-------
(a) For the period August 25, 1995 (Commencement of Operations) to December 31, 1995.
(b)For the period December 21, 1994 (Commencement of Operations) to December 31, 1994.
(c)For the period February 23, 1995 (Commencement of Operations) to December 31, 1995.
(d)For the period March 3, 1995 (Commencement of Operations) to December 31,
1995.

                                      XIV

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  SCUDDER
                            ---------------------------------------------------
                                  BOND FUND            CAPITAL GROWTH FUND
                            --------------------- -----------------------------
                             1997   1996  1995(A)  1997    1996   1995  1994(B)
                            ------ ------ ------- ------- ------ ------ -------
Unit value, beginning of
 year/period............... $11.48 $11.30 $10.68  $ 22.11 $18.64 $14.67 $14.50
                            ====== ====== ======  ======= ====== ====== ======
Unit value, end of
 year/period............... $12.37 $11.48 $11.30  $ 29.64 $22.11 $18.64 $14.67
                            ====== ====== ======  ======= ====== ====== ======
Units outstanding, end of
 year/period...............    340    120     35   13,970  5,067  2,011    737
                            ====== ====== ======  ======= ====== ====== ======

                                                              SCUDDER
                                                    ----------------------------
                                                         INTERNATIONAL FUND
                                                    ----------------------------
                                                     1997   1996   1995  1994(B)
                                                    ------ ------ ------ -------
Unit value, beginning of year/period............... $13.43 $11.85 $10.80 $10.66
                                                    ====== ====== ====== ======
Unit value, end of year/period..................... $14.46 $13.43 $11.85 $10.80
                                                    ====== ====== ====== ======
Units outstanding, end of year/period..............  7,377  5,193    715     17
                                                    ====== ====== ====== ======

                                      AMERICAN CENTURY           CALVERT
                                    --------------------- ---------------------
                                         VP CAPITAL            RESPONSIBLY
                                      APPRECIATION FUND       INVESTED FUND
                                    --------------------- ---------------------
                                     1997   1996  1995(D)  1997   1996  1995(A)
                                    ------ ------ ------- ------ ------ -------
Unit value, beginning of
 year/period....................... $11.53 $12.18 $11.14  $ 2.23 $ 2.01  $1.89
                                    ====== ====== ======  ====== ======  =====
Unit value, end of year/period..... $11.04 $11.53 $12.18  $ 2.65 $ 2.23  $2.01
                                    ====== ====== ======  ====== ======  =====
Units outstanding, end of
 year/period.......................  7,282  5,921  4,409   9,760  2,364    115
                                    ====== ====== ======  ====== ======  =====

                                                     FIDELITY
                                   --------------------------------------------
                                            VIP                  VIP II
                                       EQUITY-INCOME             CONTRA
                                           FUND                   FUND
                                   --------------------- ----------------------
                                    1997   1996  1995(A)  1997    1996  1995(D)
                                   ------ ------ ------- ------- ------ -------
Unit value, beginning of
 year/period...................... $21.93 $19.43 $17.68  $ 16.59 $13.85 $12.41
                                   ====== ====== ======  ======= ====== ======
Unit value, end of year/period.... $27.77 $21.93 $19.43  $ 20.36 $16.59 $13.85
                                   ====== ====== ======  ======= ====== ======
Units outstanding, end of
 year/period......................  5,533  2,393    449   11,560  6,672    756
                                   ====== ====== ======  ======= ====== ======

                                                                 FIDELITY
                                                           ---------------------
                                                                  VIP II
                                                               ASSET MANAGER
                                                                   FUND
                                                           ---------------------
                                                            1997   1996  1995(A)
                                                           ------ ------ -------
Unit value, beginning of year/period...................... $17.72 $15.66 $14.87
                                                           ====== ====== ======
Unit value, end of year/period............................ $21.14 $17.72 $15.66
                                                           ====== ====== ======
Units outstanding, end of year/period.....................  4,742  2,639  1,178
                                                           ====== ====== ======

-------
(a) For the period August 25, 1995 (Commencement of Operations) to December 31, 1995.
(b) For the period December 21, 1994 (Commencement of Operations) to December 31, 1994.
(c) For the period February 23, 1995 (Commencement of Operations) to December 31, 1995.
(d) For the period June 19, 1995 (Commencement of Operations) to December 31, 1995.

                                       XV

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The American Life Insurance Company of New York :

  We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 3 as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 3 as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.

Arthur Andersen LLP

New York, New York
February 20, 1998

                                      XVI

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

           320 Park Avenue New York, New York 10022-6839 212-224-1700



            A subsidiary of Mutual of America Life Insurance Company
   Mutual of America Life Insurance Company is a Registered Broker-Dealer and distributes the variable products of The American Life Insurance Company of New
                                      York